Pension and other employee obligations (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Pension and Other Employee Obligations
Pension and other employee obligations consist of the following:

	As at
	March 31, 2022	March 31, 2021
Current:
Salaries and bonus	$93,210	$72,314
Pension	1,365	115
Withholding taxes on salary and statutory payables	11,193	10,157

Total	$105,768	$82,586

Non-current:
Pension and other obligations	$16,238	$19,589

Total	$16,238	$19,589

Summary of Employee Benefit Costs
Employee benefit costs consist of the following:

	Year ended March 31,
	2022	2021	2020
Salaries and bonus	$608,064	$498,431	$487,246
Employee benefit plans:
Defined contribution plan	15,296	12,648	12,675
Defined benefit plan	4,339	2,839	2,634
Share-based compensation expense (Refer Note 24)	44,165	38,230	37,520

Total	$671,864	$552,148	$540,075

Employee benefit costs is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2022	2021	2020
Cost of revenue	$503,748	$404,431	$399,441
Selling and marketing expenses	46,614	43,601	40,816
General and administrative expenses	121,502	104,116	99,818

Total	$671,864	$552,148	$540,075

Contributions to Defined Contribution Plans
The Company’s contributions to defined contribution plans are as follows:

	Year ended March 31,
	2022	2021	2020
India	$10,758	$8,681	$8,772
United States	2,110	1,770	1,548
United Kingdom	825	898	892
South Africa	801	596	789
Sri Lanka	567	512	480
Philippines	235	191	194

Total	$15,296	$12,648	$12,675

Summary of Net Periodic Cost
The net periodic cost recognized by the Company in respect of gratuity payments under the Company’s gratuity plans covering eligible employees of the Company in India, the Philippines and Sri Lanka is as follows:

	Year ended March 31,
	2022	2021	2020
Service cost	$3,368	$2,047	$1,915
Interest on the net defined benefit liability	971	792	719

Net gratuity cost	$4,339	$2,839	$2,634

Summary of Net Defined Benefit Liability (Asset)

	As at
	March 2022	March 2021
Change in projected benefit obligations
Obligation at beginning of the year	$17,220	$13,524
Foreign currency translation	(790)	441
Service cost	3,368	2,047
Interest cost	1,097	869
Benefits paid	(2,374)	(1,116)
Business combinations	1,223	—
Actuarial (gain)/loss
From changes in demographic assumptions	(1,334)	1,061
From changes in financial assumptions	238	341
From actual experience compared to assumptions	(188)	53

Benefit obligation at end of the year	$18,460	$17,220

Change in plan assets
Plan assets at beginning of the year	$1,314	$1,146
Foreign currency translation	(51)	40
Expected return on plan assets	126	77
Actual contributions	2,415	1,031
Benefits paid	(2,260)	(1,023)
Business combinations	1,191	—
Actuarial gain	10	43

Plan assets at end of the year	$2,745	$1,314

Accrued pension liability
Current	$1,365	$115
Non-current	14,350	15,791

Net amount recognized	$15,715	$15,906

Present value of funded defined benefit obligation	$18,035	$16,378
Fair value of plan assets	(2,745)	(1,314)

	15,290	15,064

Present value of unfunded defined benefit obligation	$425	$842

Weighted average duration of defined benefit obligation (both funded and unfunded)	5.1 years	8.9 years

Actuarial Assumptions For Gratuity Plans
The assumptions used in accounting for the gratuity plans are as follows:

	Year ended March 31,
	2022	2021	2020
Discount rate:
India	6.2% to 6.6%	6.4%	6.3% to 6.6%
Philippines	1.7%	3.1%	3.7%
Sri Lanka	16.4%	8.1%	9.8%
Rate of increase in compensation level	8.0% to 10.0%	7.0% to 8.0%	7.0% to 8.0%
Expected rate of return on plan assets	6.5% to 6.6%	6.4%	6.6%

Sensitivity of Defined Benefit Obligation to a Change in Each Significant Actuarial Assumption
As at March 31, 2022, for each of the Company’s defined benefit plans, the sensitivity of the defined benefit obligation to a change in each significant actuarial assumption is as follows:

	India	Philippines	Sri Lanka
Discount rate:
Increase in discount rate by 1%	(4.7)%	(1.1)%	(5.2)%
Decrease in discount rate by 1%	5.2%	1.1%	5.8%
Rate of increase in compensation level:
Increase in salary escalation rate by 1%	3.7%	0.6%	5.7%
Decrease in salary escalation rate by 1%	(3.5)%	(0.6)%	(5.1)%

Maturity Analysis of Defined Benefit Payments	The maturity analysis of the Company’s defined benefit payments is as follows:

Amount
2023	$3,164
2024	3,128
2025	3,194
2026	3,195
2027	3,437
Thereafter	16,143

$32,261